Average Annual Total Returns - Class K - BlackRock GA Dynamic Equity Fund	Feb. 26, 2021
MSCI World Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.90%
Since Inception	11.80%
Class K
Average Annual Return:
1 Year	21.52%
Since Inception	12.15%
Inception Date	Jun. 01, 2017
Class K | After Taxes on Distributions
Average Annual Return:
1 Year	21.25%
Since Inception	11.36%
Inception Date	Jun. 01, 2017
Class K | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.91%
Since Inception	9.26%
Inception Date	Jun. 01, 2017